Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200,000,000	200,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,400,000,000	1,400,000,000
Common stock, shares issued	1,116,482,063	803,123,748
Common stock, shares outstanding	1,116,482,063	803,123,748
Series E Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	10,000	10,000
Temporary equity, shares issued	1,656	1,670
Temporary equity, shares outstanding	1,656	1,670
Series F Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	750,000	750,000
Temporary equity, shares issued	750,000	750,000
Temporary equity, shares outstanding	750,000	750,000
Series G Redeemable Convertible Preferred Stock [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	10,000	10,000
Temporary equity, shares issued	145	0
Temporary equity, shares outstanding	145	0
Series A Convertible Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	5,000,000	5,000,000
Preferred stock, shares outstanding	5,000,000	5,000,000